Information Provided in Connection with Investments in Deferred Annuity Contracts and SignatureNotes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.) - Summary of Condensed Consolidated Statement of Financial Position (Detail) - CAD ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Invested assets	$ 427,098	$ 410,977
Reinsurance assets	44,579	45,836
Other assets	46,178	56,100
Segregated funds net assets	399,788	367,436
Total assets	917,643	880,349
Liabilities and Equity
Insurance contract liabilities	392,275	385,554	$ 351,161
Investment contract liabilities	3,117	3,288
Other liabilities	51,732	57,072
Long-term debt	4,882	6,164
Capital instruments	6,980	7,829
Segregated funds net liabilities	399,788	367,436
Shareholders' and other equity holders' equity	58,408	52,335
Participating policyholders' equity	(1,233)	(784)
Non-controlling interests	1,694	1,455
Total liabilities and equity	917,643	880,349
MFC (Guarantor) [Member]
Assets
Invested assets	78	47
Investments in unconsolidated subsidiaries	68,655	64,209
Other assets	211	210
Total assets	68,944	64,466
Liabilities and Equity
Other liabilities	899	718
Long-term debt	4,882	6,164
Capital instruments	4,755	5,249
Shareholders' and other equity holders' equity	58,408	52,335
Total liabilities and equity	68,944	64,466
JHUSA (Issuer) [Member]
Assets
Invested assets	116,705	112,735
Investments in unconsolidated subsidiaries	9,107	8,078
Reinsurance assets	63,838	65,731
Other assets	18,085	25,489
Segregated funds net assets	204,493	191,955
Total assets	412,228	403,988
Liabilities and Equity
Insurance contract liabilities	166,535	167,453
Investment contract liabilities	1,227	1,208
Other liabilities	21,806	25,594
Capital instruments	579	584
Segregated funds net liabilities	204,493	191,955
Shareholders' and other equity holders' equity	17,588	17,194
Total liabilities and equity	412,228	403,988
Other subsidiaries
Assets
Invested assets	310,679	298,524
Investments in unconsolidated subsidiaries	20,788	17,194
Reinsurance assets	11,309	11,172
Other assets	49,956	52,648
Segregated funds net assets	197,220	178,224
Total assets	589,952	557,762
Liabilities and Equity
Insurance contract liabilities	257,044	249,909
Investment contract liabilities	1,890	2,081
Other liabilities	50,836	52,761
Capital instruments	1,646	1,996
Segregated funds net liabilities	197,220	178,224
Shareholders' and other equity holders' equity	80,855	72,120
Participating policyholders' equity	(1,233)	(784)
Non-controlling interests	1,694	1,455
Total liabilities and equity	589,952	557,762
Consolidation adjustments [Member]
Assets
Invested assets	(364)	(329)
Investments in unconsolidated subsidiaries	(98,550)	(89,481)
Reinsurance assets	(30,568)	(31,067)
Other assets	(22,074)	(22,247)
Segregated funds net assets	(1,925)	(2,743)
Total assets	(153,481)	(145,867)
Liabilities and Equity
Insurance contract liabilities	(31,304)	(31,808)
Investment contract liabilities		(1)
Other liabilities	(21,809)	(22,001)
Segregated funds net liabilities	(1,925)	(2,743)
Shareholders' and other equity holders' equity	(98,443)	(89,314)
Total liabilities and equity	$ (153,481)	$ (145,867)